Mar. 01, 2019
THE HARTFORD BALANCED FUND
THE HARTFORD BALANCED FUND

MARCH 1, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD BALANCED FUND SUMMARY PROSPECTUS DATED MARCH 1, 2019

AND

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS DATED MARCH 1, 2019

This Supplement contains new and additional information regarding The Hartford Balanced Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective on or about May 1, 2019, the name, investment objective, principal investment strategy and benchmarks of The Hartford Balanced Fund (the “Fund”) will change. A summary of the changes effective on or about May 1, 2019 is below:

(1)	The Fund’s name will be Hartford Multi-Asset Income and Growth Fund.

(2)	The Fund’s investment objective will be to seek to provide a high level of current income consistent with growth of capital.

(3)	The Fund’s principal investment strategy in the Fund’s summary prospectus will be as follows:

The Fund seeks to achieve its investment objective by investing across a broad range of asset classes. Under normal circumstances, Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, targets an allocation between 30% and 50% of the Fund’s net assets in equity securities and 50% to 70% of the Fund’s net assets in fixed income securities. Allocation decisions within these bands will be made at the discretion of Wellington Management and will be based on its judgment of the market cycle, market risks, volatility, trends and valuations within each asset category and expected yield and total returns of each asset category. To implement their investment ideas, the portfolio managers may allocate a portion of the Fund’s assets to active strategies managed by specialized investment teams at Wellington Management that invest the Fund’s assets in accordance with the Fund’s investment strategy.

The equity portion of the Fund’s portfolio may invest in various types of equity instruments including, but not limited to, common stock, depositary receipts, equity linked notes, real estate-related securities, preferred stock, rights, warrants, exchange-traded funds, and master limited partnerships. The Fund may invest in equity securities of issuers with any market capitalization. The fixed income portion of the Fund may invest in various types of fixed income instruments including, but not limited to, U.S. Treasury bills, notes, and bonds; rated and unrated loan and debt obligations of corporations, including non-investment grade securities (also known as “junk bonds”) and loans and other debt obligations of corporations in default or bankruptcy; non-U.S. government and corporate securities, including emerging markets debt; convertible bonds; securitized debt (agency and non-agency); currencies; and hybrid high yield instruments, including zero coupon bonds, and units or other securities with hybrid equity characteristics. The Fund may invest in fixed-income securities of any maturity or duration. The Fund may invest in foreign securities and other instruments, including investments in issuers located in emerging markets. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S.

The Fund may buy and sell exchange-traded and over-the-counter derivative instruments, including interest rate, credit, index, and currency futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond, and swap options; deliverable and non-deliverable currency forward contracts; bonds for forward settlement; options, including buying and selling puts and calls; equity linked notes; and other derivative instruments for risk management purposes and otherwise in pursuit of the Fund’s investment objective.

(4)	In addition to the Fund’s current principal risks, the Fund’s principal risks will also include “Loans and Loan Participations Risk,” “Emerging Markets Risk,” “Sovereign Debt Risk,” “Dividend Paying Security Investment Risk,” “Derivatives Risk,” “Futures and Options Risks,” “Swaps Risk,” “Leverage Risk,” “Call Risk,” “Restricted Securities Risk,” “Active Trading Risk,” “Quantitative Investing Risk,” “Equity Linked Notes (ELN) Risk,” and “ETF Risk.” These risks are discussed in the “More Information About Risks” section of the Fund’s Statutory Prospectus.

(5)	The Fund is changing its benchmarks as well as its blended benchmark because Hartford Funds Management Company, LLC, the Fund’s investment manager, believes that the new benchmarks will better reflect the Fund’s revised investment strategy. The Fund’s benchmarks will be the Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index and its blended benchmark will be as follows: 55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index.

(6)	Dividends from net investment income of the Fund will be normally declared and paid monthly instead of quarterly.

A revised summary prospectus reflecting the changes to the name, investment objective, principal investment strategy, principal risks and benchmarks of the Fund is anticipated to be mailed to shareholders on or about May 1, 2019.

Due to the repositioning, the Fund will incur portfolio turnover. This portfolio turnover will likely cause the Fund to realize capital gains and incur transaction costs. If you have questions, you should consult your tax advisor for information regarding the tax consequences applicable to your investment in the Fund. This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.